GOODWILL AND OTHER INTANGIBLES - Identifiable Intangible assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross	$ 1,537.5	$ 1,571.4	$ 1,689.7
Finite-lived identifiable intangible assets, Accumulated Amortization	(486.6)	(423.9)	(417.5)
Net	1,050.9	1,147.5	1,272.2
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived Trademarks	290.2	294.1	292.0
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, Gross	1,827.7	1,865.5	1,981.7
Intangible assets, Net	1,341.1	1,441.6	1,564.2
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross	1,083.5	1,099.2	1,102.0
Finite-lived identifiable intangible assets, Accumulated Amortization	(308.5)	(268.2)	(180.4)
Net	775.0	831.0	921.6
Developed Technology
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross		328.2	326.2
Finite-lived identifiable intangible assets, Accumulated Amortization		(105.4)	(70.5)
Net		222.8	255.7
Capitalized software
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross		103.3	81.6
Finite-lived identifiable intangible assets, Accumulated Amortization		(35.8)	(17.9)
Net		67.5	63.7
Trademarks
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross	38.7	38.6	38.6
Finite-lived identifiable intangible assets, Accumulated Amortization	(14.8)	(12.4)	(7.7)
Net	$ 23.9	26.2	30.9
Favorable operating leases
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross		2.1	2.1
Finite-lived identifiable intangible assets, Accumulated Amortization		(2.1)	(1.8)
Net		$ 0.0	0.3
Backlog
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived identifiable intangible assets, Gross			139.2
Finite-lived identifiable intangible assets, Accumulated Amortization			$ (139.2)